UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830 (Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2016         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2016

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—5.8%
CBS Corp., Class B Non-voting	4,515	$274,151
Dollar Tree, Inc.*	1,655	145,905
Macy’s, Inc.	6,915	291,813
MGM Resorts International*	19,540	560,993
PVH Corp.	4,185	443,359
Total Consumer Discretionary		1,716,221
Consumer Staples—4.0%
Conagra Brands, Inc.	7,130	261,600
Diageo PLC, Sponsored ADR[1]	3,485	352,821
Pinnacle Foods, Inc.	3,300	163,548
Walgreens Boots Alliance, Inc.	4,945	418,990
Total Consumer Staples		1,196,959
Energy—15.2%
Apache Corp.	8,340	550,023
Baker Hughes, Inc.	4,855	312,322
Chevron Corp.	6,370	710,637
Devon Energy Corp.	13,045	630,465
Halliburton Co.	6,840	363,136
Hess Corp.	11,245	629,270
Suncor Energy, Inc.	13,055	415,932
Tesoro Corp.	2,540	206,629
Valero Energy Corp.	11,325	697,167
Total Energy		4,515,581
Financials—26.7%
American Express Co.	2,255	162,450
American International Group, Inc.	3,340	211,522
Bank of America Corp.	65,215	1,377,341
Citigroup, Inc.	14,555	820,756
E*TRADE Financial Corp.*	17,905	617,902
Invesco, Ltd.	9,640	301,828
JPMorgan Chase & Co.	14,443	1,157,895
KeyCorp	26,505	458,802
Lazard, Ltd., Class A	3,985	154,817
Lincoln National Corp.	3,465	222,106
MetLife, Inc.	11,440	629,314
Morgan Stanley	10,535	435,728
The PNC Financial Services Group, Inc.	6,240	689,770
Regions Financial Corp.	14,905	201,814
Voya Financial, Inc.	5,735	222,919
XL Group, Ltd.	7,435	268,627
Total Financials		7,933,591

	Shares	Value
Health Care—11.5%
Aetna, Inc.	5,320	$696,069
Amgen, Inc.	2,165	311,912
Boston Scientific Corp.*	6,525	133,502
Bristol-Myers Squibb Co.	4,030	227,453
Celgene Corp.*	1,550	183,691
Endo International PLC*	10,865	173,949
Johnson & Johnson	4,390	488,607
Merck & Co., Inc.	10,145	620,773
Pfizer, Inc.	17,890	574,985
Total Health Care		3,410,941
Industrials—6.2%
Alaska Air Group, Inc.	2,590	213,079
American Airlines Group, Inc.	8,495	394,508
Caterpillar, Inc.	1,885	180,131
Cummins, Inc.	1,285	182,187
General Electric Co.	20,505	630,734
United Continental Holdings, Inc.*	3,630	250,288
Total Industrials		1,850,927
Information Technology—14.5%
Advanced Micro Devices, Inc.*	15,960	142,204
Alphabet, Inc., Class C*	253	191,784
Analog Devices, Inc.	3,125	232,000
Applied Materials, Inc.	11,170	359,674
Broadcom, Ltd.	1,380	235,276
Cisco Systems, Inc.	8,580	255,856
Lam Research Corp.	3,155	334,493
Leidos Holdings, Inc.	8,355	427,776
Microsemi Corp.*	2,115	115,796
Microsoft Corp.	12,695	765,001
Seagate Technology PLC	6,165	247,216
VMware, Inc., Class A*,1	3,870	314,012
Western Digital Corp.	8,520	542,383
Xilinx, Inc.	2,670	144,127
Total Information Technology		4,307,598
Materials—6.9%
ArcelorMittal, NY Reg Shrs*,1	21,730	164,496
Barrick Gold Corp.	14,525	218,166
The Dow Chemical Co.	7,140	397,841

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—6.9% (continued)
Freeport-McMoRan, Inc.*	22,095	$339,158
Nucor Corp.	4,475	278,300
Teck Resources, Ltd., Class B	8,660	219,444
US Silica Holdings, Inc.[1]	4,020	203,452
WestRock Co.	4,690	240,128
Total Materials		2,060,985
Real Estate—1.8%
CBRE Group, Inc., Class A*	18,200	528,528
Telecommunication Services—2.2%
AT&T, Inc.	5,715	220,770
Sprint Corp.*	19,400	152,096
T-Mobile US, Inc.*	2,700	146,367
Zayo Group Holdings, Inc.*	4,265	147,142
Total Telecommunication Services		666,375
Utilities—3.0%
Exelon Corp.	16,085	522,923
Public Service Enterprise Group, Inc.	9,355	386,455
Total Utilities		909,378
Total Common Stocks (cost $22,434,726)		29,097,084

	Principal Amount	Value
Short-Term Investments—4.6%
Repurchase Agreements—2.2%[2]
Cantor Fitzgerald Securities, Inc., dated 11/30/16, due 12/01/16, 0.300% total to be received $658,246 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 12/15/16 - 10/20/66, totaling $671,406)	$658,241	$658,241

	Shares
Other Investment Companies—2.4%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.28%	710,074	710,074
Total Short-Term Investments (cost $1,368,315)		1,368,315
Total Investments—102.4% (cost $23,803,041)		30,465,399
Other Assets, less Liabilities—(2.4)%		(716,793)
Net Assets—100.0%		$29,748,606

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2016

	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—10.6%
CBS Corp., Class B Non-voting	5,950	$361,284
The Goodyear Tire & Rubber Co.	59,490	1,825,748
JC Penney Co., Inc.*,1	119,675	1,133,322
KB Home[1]	81,140	1,285,258
MGM Resorts International*	52,870	1,517,898
Mohawk Industries, Inc.*	4,895	966,469
Newell Brands, Inc.	41,620	1,956,556
PVH Corp.	23,991	2,541,607
Signet Jewelers, Ltd.	8,685	792,854
Total Consumer Discretionary		12,380,996
Consumer Staples—3.6%
Conagra Brands, Inc.	15,750	577,867
Lamb Weston Holdings, Inc.*	30,897	1,034,420
Pinnacle Foods, Inc.	52,340	2,593,970
Total Consumer Staples		4,206,257
Energy—13.2%
Baker Hughes, Inc.	27,995	1,800,918
Energen Corp.	33,160	2,058,241
Hess Corp.	40,345	2,257,706
Oasis Petroleum, Inc.*	97,185	1,454,859
PDC Energy, Inc.*	18,830	1,401,894
Precision Drilling Corp.	479,270	2,540,131
SM Energy Co.	28,775	1,146,972
Targa Resources Corp.	11,500	612,835
Tesoro Corp.	19,955	1,623,339
Western Refining, Inc.	13,245	475,098
Total Energy		15,371,993
Financials—16.4%
E*TRADE Financial Corp.*	67,980	2,345,990
IBERIABANK Corp.	7,190	595,692
Invesco, Ltd.	62,557	1,958,660
KeyCorp	63,090	1,092,088
Lazard, Ltd., Class A	52,240	2,029,524
Northern Trust Corp.	24,415	2,005,692
Regions Financial Corp.	78,745	1,066,207
United Community Banks, Inc.	22,120	601,222
Voya Financial, Inc.	79,650	3,095,996
XL Group, Ltd.	71,075	2,567,940
Zions Bancorporation	45,105	1,794,728
Total Financials		19,153,739

	Shares	Value
Health Care—6.6%
AmSurg Corp.*,1	34,190	$2,329,023
Boston Scientific Corp.*	64,030	1,310,054
Cotiviti Holdings, Inc.*,1	34,785	1,036,245
Endo International PLC*	78,150	1,251,182
HealthSouth Corp.	25,770	1,073,836
PerkinElmer, Inc.	14,295	725,042
Total Health Care		7,725,382
Industrials—10.0%
AECOM*	23,205	843,502
AGCO Corp.[1]	20,775	1,159,245
Alaska Air Group, Inc.	30,595	2,517,051
Crane Co.	8,325	611,804
Ingersoll-Rand PLC	15,520	1,156,861
ITT, Inc.	37,760	1,524,371
KBR, Inc.	164,425	2,747,542
ManpowerGroup, Inc.	12,875	1,099,654
Total Industrials		11,660,030
Information Technology—11.8%
Amphenol Corp., Class A	4,900	334,474
Analog Devices, Inc.	30,120	2,236,109
Applied Materials, Inc.	45,315	1,459,143
Belden, Inc.	9,640	712,396
Coherent, Inc.*	3,535	461,317
CoreLogic, Inc.*	6,880	259,582
Lam Research Corp.	5,472	580,141
Leidos Holdings, Inc.	42,890	2,195,968
Microsemi Corp.*	41,070	2,248,582
NetApp, Inc.	18,520	677,091
Orbotech, Ltd.*	21,895	693,415
Western Digital Corp.	23,235	1,479,140
Xilinx, Inc.	7,270	392,435
Total Information Technology		13,729,793
Materials—7.6%
ArcelorMittal, NY Reg Shrs*	83,520	632,246
Barrick Gold Corp.	22,670	340,503
Berry Plastics Group, Inc.*	18,571	924,279
The Chemours Co.	25,235	623,809

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—7.6% (continued)
Freeport-McMoRan, Inc.*	33,110	$508,238
International Paper Co.	40,530	1,974,622
Teck Resources, Ltd., Class B	36,195	917,181
Trinseo, S.A.	27,390	1,603,684
Versum Materials, Inc.*	53,370	1,305,430
Total Materials		8,829,992
Real Estate—10.3%
CBL & Associates Properties, Inc.	106,080	1,258,109
CBRE Group, Inc., Class A*	89,310	2,593,562
Cousins Properties, Inc.	207,325	1,639,941
DuPont Fabros Technology, Inc.	19,963	811,696
EPR Properties	11,730	815,704
Parkway, Inc.*	50,463	989,075
Ryman Hospitality Properties, Inc.[1]	8,385	493,876
SL Green Realty Corp.	22,380	2,357,957
Sunstone Hotel Investors, Inc.	41,360	601,374
Tanger Factory Outlet Centers, Inc.	13,195	454,832
Total Real Estate		12,016,126
Telecommunication Services—1.9%
Level 3 Communications, Inc.*	9,499	523,110
Zayo Group Holdings, Inc.*	50,640	1,747,080
Total Telecommunication Services		2,270,190
Utilities—6.6%
DTE Energy Co.	5,655	526,424
Exelon Corp.	84,466	2,745,990
PG&E Corp.	30,270	1,779,876
Public Service Enterprise Group, Inc.	64,950	2,683,084
Total Utilities		7,735,374
Total Common Stocks (cost $101,521,997)		115,079,872

	Principal Amount	Value
Short-Term Investments—5.8%
Repurchase Agreements—4.7%[2]
Bank of Nova Scotia, dated 11/30/16, due 12/01/16, 0.270% total to be received $273,429 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.000%, 04/15/17 - 07/31/22, totaling $278,898)	$273,427	$273,427
Cantor Fitzgerald Securities, Inc., dated 11/30/16, due 12/01/16, 0.300% total to be received $1,299,055 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 12/15/16 - 10/20/66, totaling $1,325,025)	1,299,044	1,299,044
Daiwa Capital Markets America, dated 11/30/16, due 12/01/16, 0.300% total to be received $1,299,055 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 12/01/16 - 09/09/49, totaling $1,325,025)	1,299,044	1,299,044
Nomura Securities International, Inc., dated 11/30/16, due 12/01/16, 0.280% total to be received $1,299,054 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 01/01/17 - 09/20/66, totaling $1,325,025)	1,299,044	1,299,044
RBC Dominion Securities, Inc., dated 11/30/16, due 12/01/16, 0.290% total to be received $1,299,054 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 01/05/17 - 09/09/49, totaling $1,315,161)	1,299,044	1,299,044
Total Repurchase Agreements		5,469,603

	Shares
Other Investment Companies—1.1%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.28%	1,251,089	1,251,089
Total Short-Term Investments (cost $6,720,692)		6,720,692
Total Investments—104.4% (cost $108,242,689)		121,800,564
Other Assets, less Liabilities—(4.4)%		(5,159,041)
Net Assets—100.0%		$116,641,523

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$24,334,179	$6,278,034	$(146,792)	$6,131,242
AMG Systematic Mid Cap Value Fund	119,792,450	3,630,024	(1,621,910)	2,008,114

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of November 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$654,869	2.2%
AMG Systematic Mid Cap Value Fund	5,329,873	4.6%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of November 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$29,097,084	—	—	$29,097,084
Short-Term Investments
Repurchase Agreements	—	$658,241	—	658,241
Other Investment Companies	710,074	—	—	710,074

Total Investments in Securities	$29,807,158	$658,241	—	$30,465,399

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$115,079,872	—	—	$115,079,872
Short-Term Investments
Repurchase Agreements	—	$5,469,603	—	5,469,603
Other Investment Companies	1,251,089	—	—	1,251,089

Total Investments in Securities	$116,330,961	$5,469,603	—	$121,800,564

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: January 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: January 18, 2017

By: /s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: January 18, 2017